Financial Assets - Summary of Available-for-sale Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Available-for-sale securities		¥ 1,215,603	¥ 1,058,957
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		580,810	509,791
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		42,154	46,505
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		538,656	463,286
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		634,793	549,166
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		200,254	152,293
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [line items]
Available-for-sale securities		108,493	95,428
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [line items]
Available-for-sale securities		278	1,458
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [line items]
Available-for-sale securities		325,768	299,987
Financial assets at fair value, class [member] | Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		580,810	509,791
Financial assets at fair value, class [member] | Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		49,256	23,758
Financial assets at fair value, class [member] | Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		169,013	171,189
Financial assets at fair value, class [member] | Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		136,025	148,455
Financial assets at fair value, class [member] | Debt securities [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Available-for-sale securities		81,795	53,922
Financial assets at fair value, class [member] | Debt securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	144,721	112,467
Financial assets at fair value, class [member] | Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities		614,187	528,530
Financial assets at fair value, class [member] | Equity securities [member] | Common stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		301,249	236,323
Financial assets at fair value, class [member] | Equity securities [member] | Preferred stocks [member]
Disclosure of financial assets [line items]
Available-for-sale securities		53,778	58,314
Financial assets at fair value, class [member] | Equity securities [member] | Funds [member]
Disclosure of financial assets [line items]
Available-for-sale securities		97,476	102,349
Financial assets at fair value, class [member] | Equity securities [member] | Wealth management products [member]
Disclosure of financial assets [line items]
Available-for-sale securities		13,013	32,640
Financial assets at fair value, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	148,671	98,904
Financial assets at amortised cost, class [member] | Equity securities [member] | Others [member]
Disclosure of financial assets [line items]
Available-for-sale securities	[1]	¥ 20,606	¥ 20,636

[1]	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.